Summary of Significant Accounting Policies - Schedule of Reconciliation of Net Loss Per Common Stock (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Net loss	$ (1,317,641)	$ (3,334,058)	$ (4,651,699)
Accretion of temporary equity to redemption value		(19,660,260)	(3,450,000)
Net loss including accretion of temporary equity to redemption value			(8,101,699)
Numerator
Allocation of net loss including accretion of temporary equity			(8,101,699)
Accretion of temporary equity to redemption value		19,660,260	3,450,000
Allocation of net income (loss)	$ (1,317,641)	$ (3,334,058)	(4,651,699)
Common Class A [Member]
Net loss			(187,819)
Accretion of temporary equity to redemption value			(19,660,260)
Net loss including accretion of temporary equity to redemption value			(187,819)
Numerator
Allocation of net loss including accretion of temporary equity			(187,819)
Accretion of temporary equity to redemption value			19,660,260
Allocation of net income (loss)			$ (187,819)
Denominator
Weighted-average shares outstanding			685,843
Basic and diluted net income (loss) per share			$ (0.26)
Common Class B [Member]
Net loss			$ (1,369,259)
Net loss including accretion of temporary equity to redemption value			(1,369,259)
Numerator
Allocation of net loss including accretion of temporary equity			(1,369,259)
Allocation of net income (loss)			$ (1,369,259)
Denominator
Weighted-average shares outstanding			5,000,000
Basic and diluted net income (loss) per share			$ (0.27)
Common Stock Subject To Possible Redemption [Member] | Common Class A [Member]
Net loss			$ (3,094,621)
Accretion of temporary equity to redemption value			(3,450,000)
Net loss including accretion of temporary equity to redemption value			(6,544,621)
Numerator
Allocation of net loss including accretion of temporary equity			(6,544,621)
Accretion of temporary equity to redemption value			3,450,000
Allocation of net income (loss)			$ (3,094,621)
Denominator
Weighted-average shares outstanding			23,900,602
Basic and diluted net income (loss) per share			$ (0.13)